UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
October 15, 2008

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:               115
                                              -----------
Form 13F Information Table Value Total:       $   493,040
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 9/30/08








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 1,719  25,178SH SOLE		       25,178
Aglres		COM   001204106	1,211  38,615SH SOLE                   38,615
Alcoa Inc	COM   013817101   776  34,406SH SOLE                   34,406
Alliance Res.	COM   01877r108	1,643  52,130SH	SOLE		       52,130
Altria Group    COM   02209S103 3,744 188,727SH SOLE                  188,727
Anadarko Pete	COM   032511107   672  13,865SH SOLE		       13,865
Ashford Hosp.   COM   044103109   696 172,080SH SOLE                  172,080
Ashland Inc.	COM   044209104   526  18,000SH SOLE		       18,000
Atmos Energy	COM   049560105 1,456  54,730SH SOLE		       54,730
AutoNation Inc.	COM   05329W102	  820  73,000SH SOLE		       73,000
Bank of Amer.	COM   060505104 5,256 150,188SH SOLE                  150,188
Biovail Corp	COM   09067J109	  766  78,430SH SOLE                   78,430
Black & Decker	COM   091797100	1,846  30,391SH SOLE                   30,391
Boardwalk Pipe.	COM   096627104 2,098 101,885SH SOLE		      101,885
Brandywine Rlty COM   105368203 1,032  64,420SH SOLE                   64,420
Bristol Myers	COM   110122108   731  35,083SH SOLE                   35,083
Brookfield Prop COM   112900105   321  20,300SH SOLE                   20,300
Buckeye Partner COM   118230101 1,636  44,134SH SOLE                   44,134
Caterpillar 	COM   149123101 4,244  71,209SH SOLE                   71,209
CBL & Assoc     COM   124830100 1,470  73,255SH SOLE                   73,255
Chevron Corp	COM   166764100 7,484  90,741SH SOLE	               90,741
Citigroup	COM   172967101 4,001 195,094SH SOLE                  195,094
ConocoPhillips  COM   20825C104 9,358 127,762SH SOLE                  127,762
Consol. Edison	COM   209115104	  517  12,040SH SOLE		       12,040
Crosstex Energy COM   22765u102   986  54,024SH SOLE                   54,024
Deluxe Corp	COM   248019101 1,361  94,605SH SOLE                   94,605
Dow Chemical	COM   260543103 5,220 164,284SH SOLE                  164,284
DTE Energy	COM   233331107 1,376  34,316SH SOLE                   34,316
Duke Realty     COM   264411505 1,203  48,955SH SOLE                   48,955
Eagle Rock      COM   26985r104 7,505 712,742SH SOLE                  712,742
Eastman Chem	COM   277432100 4,161  75,585SH SOLE                   75,585
El Paso Pipe.   COM   283702108   467  29,100SH SOLE                   29,100
Enbridge Energy COM   29250r106 1,405  35,340SH SOLE                   35,340
Enerplus Res	COM   29274D604	1,535  41,283SH SOLE		       41,283
Energy Transfer COM   29273r109 1,575  48,924SH SOLE                   48,924
Exxon Mobil	COM   30231G102 2,006  25,843SH SOLE                   25,843
Felcor Lodging  COM   31430f101   204  28,590SH SOLE                   28,590
First Indl Rlty COM   32054k103 1,102  38,450SH SOLE                   38,450
Fortune Brands	COM   349631101 1,114  19,429SH SOLE                   19,429
Freeport McM.	COM   35671D857 6,000 105,544SH SOLE                  105,544
Gannett Co	COM   364730101 1,409  83,374SH SOLE                   83,374
General Elec	COM   369604103	7,575 297,062SH SOLE		      297,062
Genuine Parts	COM   372460105   661  16,460SH SOLE                   16,460
Getty Realty    COM   374297109   532  24,025SH SOLE                   24,025
GlaxoSmithKlin  COM   37733W105 2,842  65,405SH SOLE                   65,405
Glimcher Realty COM   379302102   858  82,270SH SOLE                   82,270
Harley David.	COM   412822108	2,994  80,270SH SOLE		       80,270
Hawaiian Elec.	COM   419870100	3,395 116,632SH SOLE		      116,632
Health Care REITCOM   42217k106 1,393  26,175SH SOLE                   26,175
Hershey Co.	COM   427866108	6,535 165,295SH SOLE		      165,295
Home Depot	COM   437076102	5,847 225,860SH SOLE		      225,860
Hosp. PropertiesCOM   44106m102   270  13,203SH SOLE                   13,203
Host Hotels     COM   44107p104   323  24,310SH SOLE                   24,310
HRPT Properties COM   40426w101 1,092 158,620SH SOLE                  158,620
Hudson City Ba	COM   443683107   319  17,330SH SOLE		       17,330
Johnson & John	COM   478160104 2,837  40,964SH SOLE                   40,964
JPMorgan Chase	COM   46625H100 3,117  66,762SH SOLE                   66,762
Kinder Morgan   COM   494550106 2,331  44,814SH SOLE                   44,814
Kraft Foods 	COM   50075N104 5,362 163,732SH SOLE		      163,732
Limited Brand	COM   532716107 1,498  86,495SH SOLE                   86,495
Louisiana Pac.	COM   546347105 1,798 193,354SH SOLE                  193,354
Mack Cali Rlty  COM   554489104 1,222  36,100SH SOLE                   36,100
Magellan Mid.   COM   559080106 1,564  48,298SH SOLE                   48,298
Marathon Oil	COM   565849106 2,028  50,866SH SOLE                   50,866
Masco Corp	COM   574599106 4,332 241,510SH SOLE                  241,510
Medical Prop.   COM   58463j304 1,368 120,570SH SOLE                  120,570
Merck & Co.	COM   589331107 4,424 140,193SH SOLE                  140,193
Motorola Inc.	COM   620076109 1,230 172,291SH SOLE                  172,291
Nicor Inc.	COM   654086107	  979  22,085SH SOLE		       22,085
Nucor Corp.	COM   670346105	1,824  46,195SH SOLE		       46,195
Nustar          COM   67058h102 2,173  51,189SH SOLE                   51,189
Occidental Pet.	COM   674599105	218,189 3,097,585SH SOLE            3,097,585
Olin Corp	COM   680665205 2,956 152,382SH SOLE                  152,382
Paccar Inc	COM   693718108 3,970 103,976SH SOLE                  103,976
Penn VA         COM   707884102   969  58,781SH SOLE                   58,781
Penn REIT       COM   709102107   806  42,770SH SOLE                   42,770
Penn West Ener. COM   707885109 1,847  76,652SH SOLE                   76,652
Petrochina Co.	COM   71646E100	1,278  12,445SH SOLE		       12,445
Pfizer		COM   717081103 6,619 358,983SH SOLE                  358,983
PG & E Corp     COM   69331C108 1,024  27,350SH SOLE                   27,350
Philip Morris	COM   718172109	4,248  88,326SH SOLE		       88,326
Plains All Amer COM   726503105 1,521  38,392SH SOLE                   38,392
Plum Creek      COM   729251108 1,118  22,425SH SOLE                   22,425
Polaris Ind.	COM   731068102 3,307  72,717SH SOLE                   72,717
Portland Gene	COM   736508847   520  22,000SH SOLE		       22,000
PPG Industries	COM   693506107 4,539  77,835SH SOLE                   77,835
P S Business    COM   69360j107 1,519  26,380SH SOLE                   26,380
Rayonier Inc.	COM   754907103	1,436  30,330SH SOLE		       30,330
Reynolds Amer.	COM   761713106   926  19,055SH SOLE                   19,055
Scana Corp 	COM   80589M102	1,239  31,830SH SOLE		       31,830
Southern Copper COM   84265V105 4,985 261,296SH SOLE                  261,296
Sovran Self St  COM   84610h108 1,456  32,585SH SOLE                   32,585
SPDR Gold Trust COM   78463V107 9,868 116,000SH SOLE                  116,000
ST Joe Company  COM   790148100   977  24,995SH SOLE                   24,995
Suncor Energy   COM   867229106   695  16,500SH SOLE                   16,500
Sunoco Inc.	COM   86764L108   870  24,475SH SOLE                   24,475
Sunoco Logist.  COM   86764L108 1,671  37,779SH SOLE                   37,779
Sun Cmntys Inc. COM   866674104 2,415 121,925SH SOLE                  121,925
Sunstone Hotel  COM   867892101   827  61,265SH SOLE                   61,265
SuperValu	COM   868536103   634  29,229SH SOLE                   29,229
TATA Motors	COM   876568502   794 103,668SH SOLE                  103,668
T C Pipelines   COM   87233q108 2,089  67,519SH SOLE                   67,519
Telecom Corp N	COM   879278208	3,704 403,106SH SOLE		      403,106
Teppco Partners COM   872384102 1,371  52,472SH SOLE                   52,472
Tyco Intl.	COM   G9143X208   455  13,015SH SOLE                   13,015
United Parcel	COM   911312106	1,883  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 5,134 104,594SH SOLE                  104,594
US Bancorp.	COM   902973304 1,399  38,840SH SOLE		       38,840
Valero Energy   COM   91913Y100 4,176 137,828SH SOLE                  137,828
Verizon Comm	COM   92343V104 6,825 212,685SH SOLE                  212,685
Wal-Mart 	COM   931142103	1,938  32,375SH SOLE		       32,375
Weingarten Rlty COM   948741103 1,373  38,505SH SOLE                   38,505
Weyerhaeuser	COM   962166104	5,848  96,549SH SOLE		       96,549
Whirlpool Corp	COM   963320106 4,994  62,988SH SOLE                   62,988
Wyeth		COM   983024100 3,197  86,555SH SOLE                   86,555




REPORT SUMMARY:   115        493,040